Finance Income and Finance Expense - Schedule of Finance Income and Finance Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance income
Investment income	$ 10	$ 48
Total finance income	10	48
Finance expense
Debt interest	275	276
Interest on advances from SMM/SC	42	41
Interest on lease liabilities (Note 21(c))	37	39
Letters of credit and standby fees	48	51
Net interest expense on retirement benefit plans	5	7
Other	8	15
Finance expense gross	529	541
Less capitalized borrowing costs	(251)	(275)
Total finance expense	278	266
Provision for decommissioning, restoration and rehabilitation costs
Finance expense
Accretion on decommissioning and restoration provisions (Note 24(a))	$ 114	$ 112